INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Less: accumulated amortization	$ (271,392)	$ (270,426)
Intangible assets, net	16,528	25,479
Amortization expense	8,384	22,637	$ 53,547
Impairment loss	0	0	$ 0
Patent
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, gross	246,600	253,440
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, gross	$ 41,319	$ 42,465